Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of changes in intangible assets

	Licences	Software	Total
Cost as of January 1, 2022	2,034	293	2,327
Additions	0	37	37
Cost as of December 31, 2022	2,034	330	2,364

Accumulated amortisation/impairment as of January 1, 2022	470	250	720
Amortisation charge for the year	87	23	110
Impairment incurred during the year	1,476	0	1,476
Accumulated amortisation/impairment as of December 31, 2022	2,033	273	2,306
Carrying value as of December 31, 2022	1	57	58

	Licences	Software	Total
Cost as of January 1, 2021	2,032	290	2,322
Additions	2	3	5
Cost as of December 31, 2021	2,034	293	2,327

Accumulated amortisation as of January 1, 2021	382	222	604
Amortisation charge for the year	88	28	116
Accumulated amortisation as of December 31, 2021	470	250	720
Carrying value as of December 31, 2021	1,564	43	1,607